Reserve Factoring	12 Months Ended
Dec. 31, 2022
Factoring [Abstract]
FACTORING	REVERSE FACTORING
20.1    Accounting policies
The reverse factoring is a transaction through which a buyer company, called anchor company, hires a financial institution and sets up an advance payment operation to its suppliers. Azul has been adopting reverse factoring in order to optimize its cash flow mainly due to the cash shortage occurred during the period of COVID-19 pandemic.
During 2022, the Company promoted a significant shift in the average of extension term, from 60 to 128 days in average, and because of this, incurred in an important change in the interest rate charged by financial institution, from 0.51% to 1.24%.
Accordingly management reassessed its previously conclusion and for the current year concluded that reverse factoring transactions gathered characteristics that fit best financing activities, mainly due to the levels of interest rates, making the transactions appear as the most expensive hired by the Company, reason that lead the Company to decide to terminate all transaction in March 2, 2023.
The total amount was fully settled in the date of disclosure of these financial statements.
20.    Movement of reverse factoring

Description	Consolidated

At December 31, 2020	157,801
Addition	1,202,582
Interest incurred	18,228
Interest paid	(18,228)
Payment	(1,356,689)

At December 31, 2021	3,694

Addition	1,541,948
Interest incurred	79,460
Interest paid	(53,476)
Payment	(818,274)

At December 31, 2022	753,352